STOCK-BASED COMPENSATION - Restricted Stock Units (Details) - $ / shares		9 Months Ended	12 Months Ended
	Apr. 22, 2021	Oct. 02, 2021	Dec. 31, 2020	Dec. 31, 2019
Shares
Balance at beginning		27,424,962	21,734,170	20,890,124
Granted			7,843,107	3,692,699
Forfeited			(2,152,315)	(2,848,653)
Balance at ending			27,424,962	21,734,170
Weighted-Average Grant-Date Fair Value
Balance at beginning		$ 0.43		$ 0.41
Granted			$ 0.60	0.38
Forfeited			0.35	$ 0.41
Balance at ending			$ 0.43
Restricted stock units
Shares
Granted	341,301	341,301
Forfeited		(16,767)
Balance at ending		324,534
Weighted-Average Grant-Date Fair Value
Granted		$ 19.00
Forfeited		19.00
Balance at ending		$ 19.00